CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
CONDENSED CONSOLIDATED STATEMENTS OF INCOME (unaudited)
OPERATING REVENUES	$ 116,824	$ 112,319	$ 223,020	$ 225,210
OPERATING EXPENSES
Voyage expenses	(3,289)	(2,732)	(7,335)	(6,002)
Vessel operating expenses	(28,568)	(27,306)	(54,570)	(53,177)
Depreciation	(25,258)	(24,039)	(49,839)	(47,805)
Amortization of deferred drydocking and special survey costs	(2,941)	(2,063)	(5,251)	(4,254)
General and administrative expenses	(6,013)	(6,492)	(11,853)	(13,361)
Income From Operations	50,755	49,687	94,172	100,611
OTHER INCOME (EXPENSES):
Interest income	1,588	1,569	3,302	3,165
Interest expense	(13,645)	(18,844)	(29,958)	(36,687)
Other finance expenses	(1,038)	(1,770)	(1,660)	(2,094)
Equity income/(loss) on investments	1,720	32	3,265	(52)
Other income, net	19	367	270	434
Loss on derivatives	(903)	(903)	(1,806)	(1,796)
Total Other Expenses, net	(12,259)	(19,549)	(26,587)	(37,030)
Net Income	$ 38,496	$ 30,138	$ 67,585	$ 63,581
EARNINGS PER SHARE
Basic earnings per share	$ 1.57	$ 2.02	$ 2.75	$ 4.26
Diluted earnings per share	$ 1.55	$ 1.97	$ 2.73	$ 4.16
Basic weighted average number of common shares (in thousands)	24,573	14,939	24,573	14,939
Diluted weighted average number of common shares (in thousands)	24,789	15,314	24,789	15,276